Summary of Results by Business Segment (Details) - CAD ($) $ in Millions	3 Months Ended		9 Months Ended
	Jul. 31, 2023	Jul. 31, 2022	Jul. 31, 2023	Jul. 31, 2022	Oct. 31, 2022
Disclosure of operating segments [line items]
Net interest income (loss)	$ 7,289	$ 7,044	$ 22,450	$ 19,723
Non-interest income (loss)	5,490	3,881	14,921	13,746
Total revenue	12,779	10,925	37,371	33,469
Provision for (recovery of) credit losses	766	351	2,055	450
Insurance claims and related expenses	923	829	2,703	2,177
Non-interest expenses	7,582	6,096	22,885	18,096
Income (loss) before income taxes and share of net income from investment in Schwab	3,508	3,649	9,728	12,746
Provision for (recovery of) income taxes	727	703	2,540	2,689
Net income (loss)	2,963	3,214	7,896	10,758
Total assets	1,887,075		1,887,075		$ 1,917,528
Schwab [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab	182	268	708	701
Canadian Personal and Commercial Banking [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	3,571	3,199	10,487	9,008
Non-interest income (loss)	999	1,061	3,076	3,124
Total revenue	4,570	4,260	13,563	12,132
Provision for (recovery of) credit losses	379	170	953	262
Insurance claims and related expenses	0		0
Non-interest expenses	1,895	1,807	5,661	5,255
Income (loss) before income taxes and share of net income from investment in Schwab	2,296	2,283	6,949	6,615
Provision for (recovery of) income taxes	641	605	1,940	1,751
Net income (loss)	1,655	1,678	5,009	4,864
Total assets	552,107		552,107		526,374
Canadian Personal and Commercial Banking [Member] | Schwab [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab	0		0
U.S. Retail [member]
Disclosure of operating segments [line items]
Net interest income (loss)	2,879	2,453	9,082	6,647
Non-interest income (loss)	648	648	1,802	2,183
Total revenue	3,527	3,101	10,884	8,830
Provision for (recovery of) credit losses	249	107	639	110
Insurance claims and related expenses	0		0
Non-interest expenses	2,004	1,715	6,125	4,944
Income (loss) before income taxes and share of net income from investment in Schwab	1,274	1,279	4,120	3,776
Provision for (recovery of) income taxes	151	126	547	460
Net income (loss)	1,314	1,442	4,315	4,081
Total assets	550,074		550,074		585,297
U.S. Retail [member] | Schwab [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab	191	289	742	765
Wealth Management And Insurance [Member]
Disclosure of operating segments [line items]
Net interest income (loss)	256	249	795	673
Non-interest income (loss)	2,523	2,511	7,621	7,556
Total revenue	2,779	2,760	8,416	8,229
Provision for (recovery of) credit losses	0		1	1
Insurance claims and related expenses	923	829	2,703	2,177
Non-interest expenses	1,170	1,150	3,518	3,503
Income (loss) before income taxes and share of net income from investment in Schwab	686	781	2,194	2,548
Provision for (recovery of) income taxes	182	206	577	669
Net income (loss)	504	575	1,617	1,879
Total assets	23,114		23,114		23,721
Wealth Management And Insurance [Member] | Schwab [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab	0		0
Wholesale Banking [member]
Disclosure of operating segments [line items]
Net interest income (loss)	270	786	1,293	2,254
Non-interest income (loss)	1,298	290	3,037	1,418
Total revenue	1,568	1,076	4,330	3,672
Provision for (recovery of) credit losses	25	25	69	11
Insurance claims and related expenses	0		0
Non-interest expenses	1,247	691	3,319	2,231
Income (loss) before income taxes and share of net income from investment in Schwab	296	360	942	1,430
Provision for (recovery of) income taxes	24	89	189	366
Net income (loss)	272	271	753	1,064
Total assets	635,825		635,825		635,094
Wholesale Banking [member] | Schwab [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab	0		0
Corporate [member]
Disclosure of operating segments [line items]
Net interest income (loss)	313	357	793	1,141
Non-interest income (loss)	22	(629)	(615)	(535)
Total revenue	335	(272)	178	606
Provision for (recovery of) credit losses	113	49	393	66
Insurance claims and related expenses	0		0
Non-interest expenses	1,266	733	4,262	2,163
Income (loss) before income taxes and share of net income from investment in Schwab	(1,044)	(1,054)	(4,477)	(1,623)
Provision for (recovery of) income taxes	(271)	(323)	(713)	(557)
Net income (loss)	(782)	(752)	(3,798)	(1,130)
Total assets	125,955		125,955		$ 147,042
Corporate [member] | Schwab [member]
Disclosure of operating segments [line items]
Share of net income from investment in Schwab	$ (9)	$ (21)	$ (34)	$ (64)